ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED AND OTHER CURRENT LIABILITIES

Accrued and other current liabilities consisted of the following as of September 30, 2024 and 2023 (in thousands):

	As of September 30,
	2024	2023
Other Account Payable	¥77,739	¥56,488
Accrued Expenses	46,383	45,730
Accrued Vacation	7,529	6,156
Accrued Consumption Taxes (VAT)	26,808	-
Deposits Received	4,460	8,164
Others	-	88
Total	¥162,919	¥116,626